ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Viomi Technology Co., Ltd (the “Company”) is a holding company incorporated under the Laws of the Cayman Islands in January 2015. The Company, through its consolidated subsidiaries and “VIEs” (collectively referred to as the “Group”) is primarily engaged in the operation of developing and selling Home water solution businesses products in the People’s Republic of China (the “PRC”).

(a)	History and Reorganization

The Group commenced its operations in May 2014 through Foshan Yunmi Electric Appliances Technology Co., Ltd. (“Foshan Viomi”), a PRC company established by Mr. Chen Xiaoping (“Mr. Chen” or the “Founder”), and Tianjin Jinxing Investment Co., Ltd. (“Tianjin Jinxing”), a subsidiary of Xiaomi Corporation (“Xiaomi”, also referring to entities controlled by Xiaomi Corporation where appropriate), who is an investor of the Company. Mr. Chen and Tianjin Jinxing invested RMB7,500 and RMB5,000 to establish Foshan Viomi and held 60% and 40% initial equity interests, respectively. Included in the RMB7,500 invested by Mr. Chen, RMB2,500 was invested by certain key management founders and held by Mr. Chen on their behalf (The key management founders, together with Mr. Chen are referred to “the Founders”). The Group has undertaken its reorganization (“Reorganization”) as detailed below.

In January 2015, the Company was incorporated in the Cayman Islands, Viomi HK Technology Co., Limited (“Viomi HK”) was incorporated in Hong Kong as a wholly owned subsidiary of the Company, Beijing Yunmi Technology Co., Ltd. (“Beijing Viomi”) was set up as a domestic company. In May 2015, Lequan Technology Beijing Co., Ltd (“Lequan”) was incorporated as a wholly owned subsidiary of Viomi HK in the PRC.

In July 2015, the Company issued 33,818,182 class A ordinary shares to exchange the interest of RMB2,500 in Foshan Viomi held by Mr. Chen on behalf of key management founders, 67,636,364 Class B redeemable convertible ordinary shares (Pre-IPO Class B Ordinary Shares) to exchange the interest of RMB5,000 in Foshan Viomi owned by Mr. Chen, and 67,636,364 Pre-IPO Class B Ordinary Shares to Red Better Limited (“Red Better”), a subsidiary of Xiaomi, and Shunwei Talent Limited (“Shunwei”), to exchange the interest of RMB5,000 held by Tianjin Jinxing. Concurrently, the Company obtained control over Foshan Viomi and Beijing Viomi through Lequan by entering into a series of contractual arrangements with Foshan Viomi, Beijing Viomi and their shareholders as detailed in note 1(c). As a result, Foshan Viomi and Beijing Viomi became the consolidated VIEs of the Group. The Reorganization lacks substance and should be treated as a non-substantive merger with no change in the basis of assets and liabilities of Foshan Viomi.

In addition, the Company issued 18,181,818 Series A Preferred Shares at the issue price of US$1.1 per share to a group of investors for considerations of US$20,000, including conversion of the outstanding bridge loans of US$5,250, which was provided by the same investors during January 2015 to July 2015. The remaining consideration was fully received in cash.

In June 2018, the Board of Directors and the shareholders approved a transfer and surrender of shares plan, pursuant to which, Mr. Chen, who holds 33,818,182 class A ordinary shares on behalf of certain key management founders through Viomi Limited, transferred 16,145,454 class A ordinary shares to key management founders and surrendered the remaining 17,672,728 class A ordinary shares to the Company.

Pursuant to the written resolutions of all the shareholders of the Company on August 23, 2018, the Company effected a share split whereby each of the Company’s authorized and outstanding ordinary shares and preferred shares, par value of $0.0001 each, was divided into ten ordinary shares and preferred shares of the same series, par value US$0.00001 each, respectively. All shareholders surrendered 90% of their after-share-split outstanding shares back to the Company for cancellation. After the share split and the surrender of shares for cancellation, the number of the Company’s outstanding ordinary and preferred shares remained unchanged.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)
(a)	History and Reorganization (Continued)

In December 2019, the Company established Yunmi Hulian Technology (Guangdong) Co., Ltd. (“Yunmi Hulian”) as a wholly owned subsidiary of Viomi HK to act as a holding company for future business and investment opportunities.

In October 2020, Codream HK Co., Limited (Hong Kong) (“Codream HK”), one of the Company’s subsidiaries, established Zhumeng Hulian Technology (Guangdong) Co. Ltd. (“Zhumeng Hulian”) as a wholly owned subsidiary of the Company.

In November 2020, the Group entered into an agreement with Sunglow Wealth HK Limited (“Sunglow”) to sell 1% of equity interests of Guangdong Lizi Technology Co. Ltd. (“Guangdong Lizi”) for a consideration of RMB175. Meanwhile, Foshan Viomi transferred all of its equity interests of Guangdong Lizi to Zhumeng Hulian. Sunglow has paid up the consideration in December 2021 but is not entitled to any shareholder’s rights of Guangdong Lizi until the fulfilment of certain conditions pursuant to the supplemental agreement in November 2021. The Group therefore did not recognize Sunglow as a non-controlling interest of Guangdong Lizi as of December 31, 2021. The conditions had not been fulfilled by December 31, 2024 and therefore the Group did not recognize Sunglow as a non-controlling interest of Guangdong Lizi as of December 31, 2024.

On July 19, 2024, to implement its “Focus” strategy for Home water solution businesses, the Group entered into definitive agreements with Mr. Chen, and an entity controlled by Mr. Chen, to divest the Group’s businesses and assets involving certain Internet-of-things-enabled (“IoT-enabled”) smart home portfolio products for a total consideration of RMB65 million in cash (the “Disposal”). The Disposal was approved by a special committee of the board of directors of the Group on the same day.

The sale of the IoT@Home portfolio products (excluding range hoods, gas stoves, and water heaters) to Mr. Chen was effected through termination, at closing, of the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viomi, which resulted in Foshan Viomi’s shareholder, Mr. Chen, fully controlling Foshan Viomi and its subsidiaries. As part of a pre-closing reorganization, Zhumeng Hulian and Guangzhou Interconnect Technology Co., Ltd. (“Guangzhou Interconnect”) entered into a new set of VIE contractual arrangements, as a result of which the Group is considered the primary beneficiaries of Guangzhou Interconnect and consolidates its financial results of operations, assets and liabilities in the Group’s consolidated financial statements. The transaction was closed on August 31, 2024.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)
(a)	History and Reorganization (Continued)

As of December 31, 2024, details of the Company’s principal subsidiaries and VIEs were as follows:

			Percentage of
	Place of	Date of	beneficial	Principal
	incorporation	incorporation	ownership	activities
Subsidiaries:
Viomi HK	Hong Kong	January 30, 2015	100%	Investment holding
Lequan	PRC	May 05, 2015	100%	Investment holding
Codream HK	Hong Kong	August 20, 2019	100%	Investment holding
Yunmi Hulian	PRC	December 9, 2019	100%	Investment holding
Zhumeng Hulian	PRC	October 14, 2020	100%	Investment holding
Guangdong Lizi	PRC	July 26, 2018	100%	Home appliance development and sales
VIEs:
Guangzhou Interconnect	PRC	December 7, 2020	100%	Internet information services
Beijing Viomi	PRC	January 12, 2015	100%	No substantial business

(b)Dual Classes Ordinary Shares and Initial Public Offering

On September 25, 2018, the Company completed its IPO on the NASDAQ Global Market in the United States of America. In this offering, 11,400,000 American Depositary Shares (“ADSs”), representing 34,200,000 Class A ordinary shares, were issued and sold to the public at a price of US$9.00 per ADS.

Pursuant to the resolution of the shareholders of the Company on August 23, 2018, the Company’s authorized share capital became US$50,000 divided into 5,000,000,000 shares comprising of (i) 4,800,000,000 class A ordinary shares of a par value of US$0.00001 each (“Class A Ordinary Shares”), (ii) 150,000,000 class B ordinary shares of a par value of US$0.00001 each (“Class B Ordinary Shares”) and (iii) 50,000,000 shares of a par value of US$0.00001 each of such class or classes (however designated) as the board of directors may determine in accordance with post-offering amended and restated memorandum and articles of association. In respect of all matters subject to a shareholder vote, each Class A ordinary share is entitled to one vote, and each Class B Ordinary Share is entitled to ten (10) votes, voting together as one class. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder thereof. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Upon any transfer of Class B Ordinary Shares by a holder to any person or entity other than holders of Class B Ordinary Shares or their affiliates, such Class B Ordinary Shares shall be automatically and immediately converted into the equivalent number of Class A Ordinary Shares.

Immediately prior to the completion of the IPO, 16,145,454 issued Class A Ordinary Shares held by certain key management founders, 33,818,182 issued Pre-IPO Class B Ordinary Shares held by Red Better, and 67,636,364 issued Pre-IPO Class B Ordinary Shares held by Mr. Chen’s wholly-owned entity Viomi Limited was automatically converted by way of re-designation and re-classification into Class B Ordinary Shares on a one-for-one basis, and the rest of the outstanding Class A Ordinary Shares, the rest of the outstanding Pre-IPO Class B Ordinary Shares, and all outstanding Series A Preferred Shares was automatically converted by way of re-designation and re-classification into Class A Ordinary Shares on a one-for-one basis.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)
(c)	VIE Arrangements between the VIEs and the Company’s PRC subsidiaries

The Company, through Lequan or Zhumeng Hulian, entered into the following contractual arrangements with Beijing Viomi, Guangzhou Interconnect and their shareholders, respectively, that enable Lequan or Zhumeng Hulian through their PRC subsidiaries to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, through the exercise of the shareholders’ rights under the shareholder voting proxy agreement as the shareholders’ meetings of the VIEs appoint the board of directors of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs through the exclusive consultation and service agreement. Accordingly, Lequan or Zhumeng Hulian are considered the primary beneficiaries of the VIEs and have consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements.

In making the conclusion that Lequan or Zhumeng Hulian are the primary beneficiaries of the VIEs, the Company believes Lequan or Zhumeng Hulian’s rights under the terms of the option agreement provide them with a substantive kick-out right. As advised by the Company’s PRC legal counsel, the Company believes the terms of the option agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the consideration which is the minimum amount permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for Lequan or Zhumeng Hulian to currently exercise their rights under the exclusive option agreement.

A simple majority vote of Lequan or Zhumeng Hulian’s board of directors is required to pass a resolution to exercise their rights under the option agreement. Lequan or Zhumeng Hulian’s rights under the option agreement give them the power to control the shareholders of Beijing Viomi and Guangzhou Interconnect In addition, Lequan or Zhumeng Hulian’s rights under the shareholder voting proxy agreement also reinforce their abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute consultation and service agreements and also ensures that consultation and service agreements will be executed and renewed indefinitely unless a written agreement is signed by all parties to terminate it or a mandatory termination is requested by PRC laws or regulations. Lequan and Zhumeng Hulian have the rights to receive substantially all of the economic benefits from the VIEs.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)
(c)	VIE Arrangements between the VIEs and the Company’s PRC subsidiaries (Continued)

Exclusive consulting and service agreement

In July 2015, Lequan entered into exclusive consultation and service agreements with Foshan Viomi and Beijing Viomi respectively to enable Lequan to receive substantially all of the economic benefits of the VIEs. In April 2020, Lequan assigned and transferred its rights and obligations of Foshan Viomi under the original agreements to Yunmi Hulian, which succeeded Lequan as a party to such agreement and assumed its rights and obligations thereunder. Under the exclusive consultation and service agreements, Lequan or Yunmi Hulian have the exclusive right to provide or designate any entity affiliated with them to provide VIEs the technical and business support services, including information technology support, hardware management and updates, software development, maintenance and updates and other operating services. The exclusive consultation and service agreement could be indefinitely effective unless a written agreement is signed by all parties to terminate it or a mandatory termination is requested by PRC laws or regulations. The exclusive consultation and service agreement was effective in July 2015 and will remain effective until all equity interests and assets in Foshan Viomi and Beijing Viomi are sold to Lequan or Yunmi Hulian or the party designated by them. Under this arrangement, Lequan or Yunmi Hulian has the sole discretion to receive an annual service fee at an amount up to 100% of the annual net income of Foshan Viomi and Beijing Viomi, respectively. In addition, Lequan or Yunmi Hulian are entitled to receive other technical service fees at the amount mutually agreed upon by them and the respective VIE.

Due to the Disposal as mentioned above, the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viomi was terminated on July 19, 2024. As part of a pre-closing reorganization, Zhumeng Hulian and Guangzhou Interconnect entered into a new exclusive consultation and service agreement. Under the new exclusive consultation and service agreement, Zhumeng Hulian has the exclusive right to provide or designate any entity affiliated with it to provide VIE the technical and business support services, including information technology support, hardware management and updates, software development, maintenance and updates and other operating services. The exclusive consultation and service agreement could be indefinitely effective unless a written agreement is signed by all parties to terminate it or a mandatory termination is requested by PRC laws or regulations. The exclusive consultation and service agreement was effective on July 20, 2024 and will remain effective until all equity interests and assets in Guangzhou Interconnect are sold to Zhumeng Hulian or the party designated by it. Under this arrangement, Zhumeng Hulian has the sole discretion to receive an annual service fee at an amount up to 100% of the annual net income of Guangzhou Interconnect. In addition, Zhumeng Hulian is entitled to receive other technical service fees at the amount mutually agreed upon by them and the respective VIE.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)
(c)	VIE Arrangements between the VIEs and the Company’s PRC subsidiaries (Continued)

Equity pledge agreement

Pursuant to the equity pledge agreements in July 2015 among Foshan Viomi, Beijing Viomi, all of their shareholders and Lequan, all shareholders of Foshan Viomi and Beijing Viomi agreed to pledge their equity interests in Foshan Viomi or Beijing Viomi to Lequan to secure the performance of the VIEs’ obligations under the existing exclusive purchase option agreement, shareholder voting proxy agreement, exclusive consulting and service agreement and also the equity pledge agreement. The Pledge will remain binding until Foshan Viomi, Beijing Viomi and their shareholders discharge all their obligations under the contractual agreements. In April 2020, Lequan assigned and transferred its rights and obligations under the original agreements to Yunmi Hulian.

Due to the Disposal as mentioned above, the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viomi was terminated on July 19, 2024. As part of a pre-closing reorganization, Zhumeng Hulian and Guangzhou Interconnect entered into a new equity pledge agreement on July 20, 2024. Pursuant to the new equity pledge agreement among Zhumeng Hulian, Guangzhou Interconnect and its shareholder, the shareholder of Guangzhou Interconnect agreed to pledge its equity interests in Guangzhou Interconnect to Zhumeng Hulian to secure the performance of the VIE’s obligations under the existing exclusive purchase option agreement, shareholder voting proxy agreement, exclusive consulting and service agreement and also the equity pledge agreement. The Pledge will remain binding until Guangzhou Interconnect and its shareholder discharge all their obligations under the contractual agreements.

Exclusive purchase option agreement.

Lequan, Foshan Viomi, Beijing Viomi and their shareholders entered into exclusive option agreements in July 2015. In April 2020, Lequan assigned and transferred its rights and obligations under the original agreements to Yunmi Hulian, which succeeded Lequan as a party to such agreement and assumed its rights and obligations thereunder. Pursuant to the exclusive option agreements, the shareholders of Foshan Viomi and Beijing Viomi are obligated to sell their equity interest to Lequan or Yunmi Hulian. Lequan or Yunmi Hulian has the exclusive and irrevocable right to purchase, or cause the shareholders of Foshan Viomi and Beijing Viomi to sell to the party designated by them, in Lequan or Yunmi Hulian’s sole discretion, all of the shareholders’ equity interests or any assets in Foshan Viomi and Beijing Viomi when and to the extent that applicable PRC law permits Lequan or Yunmi Hulian to own such equity interests and assets in Foshan Viomi and Beijing Viomi. The price to be paid will be the minimum amount of consideration permitted by applicable PRC law at the time when such transaction occurs. All of the shareholders promised and agreed that they will refund the consideration once received to Lequan or Yunmi Hulian or any party designated by them within 10 working days. Also, the shareholders of Foshan Viomi and Beijing Viomi should try their best to help Foshan Viomi and Beijing Viomi develop well and are prohibited from transferring, pledging, intentionally terminating significant contracts or otherwise disposing of any significant assets in Foshan Viomi and Beijing Viomi without Lequan or Yunmi Hulian’s prior written consent. The exclusive option agreement will remain effective until all equity interests and assets in Foshan Viomi and Beijing Viomi are sold to Lequan or Yunmi Hulian or the party designated by them.

1.ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

(c)VIE Arrangements between the VIEs and the Company’s PRC subsidiaries (Continued)

Due to the Disposal as mentioned above, the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viomi was terminated on July 19, 2024. As part of a pre-closing reorganization, Zhumeng Hulian and Guangzhou Interconnect entered into a new exclusive option agreement on July 20, 2024. Pursuant to the exclusive option agreement, the shareholder of Guangzhou Interconnect is obligated to sell its equity interest to Zhumeng Hulian. Zhumeng Hulian has the exclusive and irrevocable right to purchase, or cause the shareholder of Guangzhou Interconnect to sell to the party designated by it, in Zhumeng Hulian’s sole discretion, all of the shareholder’s equity interests or any assets in Guangzhou Interconnect when and to the extent that applicable PRC law permits Zhumeng Hulian to own such equity interests and assets in Zhumeng Hulian. The price to be paid will be the minimum amount of consideration permitted by applicable PRC law at the time when such transaction occurs. The shareholder promised and agreed that it will refund the consideration once received to Zhumeng Hulian or any party designated by it within 10 working days. Also, the shareholder of Guangzhou Interconnect should try it best to help Guangzhou Interconnect develop well and are prohibited from transferring, pledging, intentionally terminating significant contracts or otherwise disposing of any significant assets in Guangzhou Interconnect without Zhumeng Hulian’s prior written consent. The exclusive option agreement will remain effective until all equity interests and assets in Guangzhou Interconnect are sold to Zhumeng Hulian or the party designated by it.

Shareholder voting proxy agreement

In July 2015, all of the shareholders of Foshan Viomi and Beijing Viomi have executed a shareholder voting proxy agreement with Lequan, Foshan Viomi and Beijing Viomi, whereby all of the shareholders irrevocably appoint and constitute the person designated by Lequan as their attorney-in-fact to exercise on their behalf any and all rights that the shareholders have in respect of their equity interests in Foshan Viomi and Beijing Viomi. In April 2020, Lequan assigned and transferred its rights and obligations under the original agreement to Yunmi Hulian, which succeeded Lequan as a party to such agreement and assumed its rights and obligations thereunder. The shareholder voting proxy agreement will be indefinitely effective unless all parties decide to terminate it by written agreement.

Due to the Disposal as mentioned above, the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viomi was terminated on July 19, 2024. As part of a pre-closing reorganization, Zhumeng Hulian executed a new shareholder voting proxy agreement with Guangzhou Interconnect on July 20, 2024, whereby the shareholder irrevocably appoint and constitute the person designated by Zhumeng Hulian as their attorney-in-fact to exercise on its behalf any and all rights that the shareholder has in respect of its equity interests in Guangzhou Interconnect. The shareholder voting proxy agreement will be indefinitely effective unless all parties decide to terminate it by written agreement.

In September 2018, Foshan Viomi reduced its registered capital and changed its shareholders from Mr. Chen and Tianjin Jinxing to Mr. Chen alone. Concurrently, the Company entered into a series of contractual arrangements in substantially the same forms with Foshan Viomi and Mr. Chen.

Management therefore concluded that the Company, through its PRC subsidiaries and the above contractual arrangements, has the power to direct the activities that most significantly impact the VIEs’ economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIEs, and therefore the Company is the ultimate primary beneficiary of these VIEs. Consequently, the financial results of the VIEs were included in the Group’s consolidated financial statements.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)
(c)	VIE Arrangements between the VIEs and the Company’s PRC subsidiaries (Continued)

Risks in relation to VIE structure

The Company believes that the contractual arrangements among its subsidiaries, their VIEs and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit Lequan and Zhumeng Hulian’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIEs;
●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIEs;
●	limit the Company’s business expansion in China by way of entering into contractual arrangements;
●	impose fines or other requirements with which the Company’s PRC subsidiaries and VIEs may not be able to comply;
●	impose additional conditions or requirements with which the Company may not be able to comply;
●	take other regulatory or enforcement actions against the Company that could be harmful to the Company’s business or
●	require the Company or the Company’s PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their respective shareholders and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiaries or VIEs.

Mr. Chen is the ultimate shareholder of Guangzhou Interconnect and the largest shareholder of Beijing Viomi, and Mr. Chen is also the largest beneficiary owner of the Company. The interests of Mr. Chen as the largest beneficiary owner of the VIEs may differ from the interests of the Company as a whole, since Mr. Chen is only one of the beneficiary shareholders of the Company. The Company cannot assert that when conflicts of interest arise, Mr. Chen will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest Mr. Chen may encounter in his capacity as a beneficial owner and director of the VIEs, on the one hand, and as a beneficial owner and director of the Company, on the other hand. The Company relies on Mr. Chen, as a director and executive officer of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Chen, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)
(c)	VIE Arrangements between the VIEs and the Company’s PRC subsidiaries (Continued)

In addition, the other shareholder of Beijing Viomi is also a beneficial owner of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, to further protect the investors’ interest from any risk that the shareholders of the Foshan Viomi and Beijing Viomi may act contrary to the contractual arrangements, the Company, through Lequan, entered into a shareholder voting proxy agreement with all of the shareholders of Foshan Viomi and Beijing Viomi in July 2015. The shareholder voting proxy agreement with the shareholder of Foshan Viomi has been updated in September 2018 as Foshan Viomi reduced its registered capital and changed its shareholders from Mr. Chen and Tianjin Jinxing to Mr. Chen alone. In April 2020, Lequan assigned and transferred its rights and obligations of Foshan Viomi under the original agreements to Yunmi Hulian, which succeeded Lequan as a party to such agreement and assumed its rights and obligations thereunder. Due to the Disposal as mentioned above, the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viomi was terminated on July 19, 2024. As part of a pre-closing reorganization, Zhumeng Hulian executed a new shareholder voting proxy agreement with Guangzhou Interconnect on July 20, 2024. Through the shareholder voting proxy agreement, all shareholders of Guangzhou Interconnect and Beijing Viomi have entrusted the person designated by Lequan or Zhumeng Hulian as its proxy to exercise their rights as the shareholders of Zhumeng Hulian and Beijing Viomi with respect to an aggregate of 100% of the equity interests in Zhumeng Hulian and Beijing Viomi.

In March 2019, the National People’s Congress enacted PRC Foreign Investment Law which would be effective starting from January 1, 2020. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision under the definition of “foreign investment”, which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. Existing laws or administrative regulations remain unclear whether the contractual arrangements with variable interest entities will be deemed to be in violation of the market access requirements for foreign investment under the PRC laws and regulations. However, the possibility that such entities will be deemed as foreign invested enterprise and subject to relevant restrictions in the future shall not be excluded. If variable interest entities fall within the definition of foreign investment entities, the Company’s ability to use the contractual arrangements with its VIEs and the Company’s ability to conduct business through the VIEs could be severely limited.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)
(c)	VIE Arrangements between the VIEs and the Company’s PRC subsidiaries (Continued)

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and its subsidiaries taken as a whole on an aggregated basis, which were included in the Group’s consolidated financial statements. For purposes of this presentation, activity within and between the VIEs and their subsidiaries have been eliminated, but transactions with other entities within the Consolidated Group have been included without elimination.

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	28	7,179
Accounts receivable from third parties (net of allowance of nil and RMB19 as of December 31, 2023 and 2024, respectively)	—	62
Amounts due from Group companies	—	498,455
Inventories	48,794	68
Other assets	42,604	6,438
Total assets	91,426	512,202
Accounts and notes payable	—	4,320
Amounts due to Group companies	—	168
Accrued expenses and other liabilities	43,914	1,046
Other liabilities	14,971	186
Total liabilities	58,885	5,720

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue from Group companies (1)	33,574	23,344	49,679
Revenue from a related party and third parties	1,581,464	1,433,072	903,402

Cost from Group companies	(921,869)	(790,069)	(533,402)
Cost from a related party and third parties	(317,877)	(350,185)	(312,125)

Net income (loss)	(54,008)	29,046	8,160

(1)	Inter-company revenues between VIEs and other subsidiaries

VIEs sell certain products and provide marketing services to other subsidiaries. For the years ended December 31, 2022, 2023 and 2024, the inter-company sales recognized by VIEs to Primary beneficiaries of VIEs and their subsidiaries for the years ended December 31, 2022, 2023 and 2024 are RMB33,574, RMB23,344 and RMB49,679, respectively.